Summary of proportionate share of multi-employer pension plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total of pension plan assets	$ 10,591	$ 11,927
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity instruments (Level 1)	846	826
Debt instruments (Level 1)	6,302	7,445
Cash and cash equivalents (Level 1)	46	67
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Real estate (Level 3)	2,079	2,207
Other (Level 3)	$ 1,318	$ 1,382